Organization, Consolidation and Principal Activities	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Principal Activities
1.	Organization, Consolidation and Principal Activities
Quhuo Limited (the “Company”, and where appropriate, the term “Company” also refers to its subsidiaries, variable interest entity, and subsidiaries of the variable interest entity as a whole) is an exempt company incorporated in the Cayman Islands with limited liability under the laws of the Cayman Islands on June 13, 2019. The Company, through its subsidiaries, variable interest entity, and subsidiaries of the variable interest entity, are principally engaged in providing end-to-end
operational solutions to
on-demand
consumer service businesses in industries, including food and grocery delivery, bike-sharing, ride-hailing, housekeeping in the People’s Republic of China (the “PRC”). The Company does not conduct any substantive operations of its own.
The Company commenced operations through Beijing Quhuo Technology Co., Ltd. in 2012. In preparation of its initial public offering (“IPO”) in the United States, the Company underwent a series of restructuring in 2019 (the “Restructuring”) in order to establish the Company as the parent company and Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”) as the variable interest entity of the Company. On June 14, 2019, the Company incorporated a wholly-owned subsidiary, Quhuo Investment Limited (“Quhuo BVI”) in the British Virgin Islands (“BVI”). On June 17, 2019, the Company incorporated another wholly-owned subsidiary, Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”) in Hong Kong. On July 31, 2019, the Company incorporated a wholly-owned subsidiary, Beijing Quhuo Information Technology Co., Ltd. (“WFOE”) in the PRC.
On August 23, 2019 (the “Restructuring Date”), the Company obtained control of Beijing Quhuo through a series of contractual agreements among WFOE, the VIE, and the VIE’s registered shareholders (the “VIE Agreements”). Accordingly, the business operations of the VIE were transferred to the Company, and the Company issued a total of 24,475,310 ordinary shares (including 9,502,550 ordinary shares issued but deemed not outstanding and held by the Company’s share-based payment trust) as well as 1,335,370 of Series A preferred shares, 9,500,030 of Series B preferred shares, 5,107,720 of Series
C-1
preferred shares, 2,377,370 of Series
C-2
preferred shares, and 5,810,610 of Series D preferred shares as consideration.
As the shareholding in Beijing Quhuo immediately before the Restructuring was identical to the shareholding in the Company immediately after the Restructuring, the Restructuring was accounted for a transaction between entities under common ownership, in a manner similar to a pooling of interests. The accompanying consolidated financial statements were prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented. Furthermore, the Series A, Series B, Series
C-1,
Series
C-2
and Series D preferred shares were recorded at fair value on the Restructuring Date and presented on a retroactive basis.

As of December 31, 2020, the Company’s principal subsidiaries, VIE and subsidiaries of the VIE are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
Subsidiaries of the Company
Quhuo Investment Limited (“Quhuo BVI”)	June 14, 2019	BVI	100%	Investment holding
Quhuo Technology Investment (Hong Kong) Limited (“Quhuo HK”)	June 17, 2019	Hong Kong	100%	Investment holding
Beijing Quhuo Information Technology Co., Ltd. (“WFOE”)	July 31, 2019	PRC	100%	Development of computer software and applications
Variable interest entity
Beijing Quhuo Technology Co., Ltd. (“Beijing Quhuo” or the “VIE”)	March 3, 2012	PRC	Nil	Development of computer software and applications; Investment holding
Subsidiaries of the VIE

Shanghai Quhuo Network Technology Co., Ltd. (“Shanghai Quhuo”)	April 4, 2014	PRC	Nil	On-demand delivery
Ningbo Xinying Network Technology Co., Ltd. (“Ningbo Xinying”)	December 15, 2016	PRC	Nil	On-demand delivery
Nantong Runda Marketing Planning Co., Ltd. (“Nantong Runda”)	February 28, 2018	PRC	Nil	On-demand delivery
Shanghai Yijida Network Technology Co., Ltd. (“Shanghai Yijida”)	September 7, 2015	PRC	Nil	On-demand delivery
Ningbo Desheng Wanchun Network Technology Co., Ltd. (“Desheng Wanchun”)	December 21, 2016	PRC	Nil	Labor services
Ningbo Quhuo Network Technology Co., Ltd. (“Ningbo Quhuo”)	December 14, 2016	PRC	Nil	On-demand delivery
Ningbo Dagong Network Technology Co., Ltd. (“Ningbo Dagong”)	January 5, 2018	PRC	Nil	Bike-sharing maintenance
Jiangxi Youke Automobile Rental Service Co., Ltd. (“Jiangxi Youke”)	April 8, 2018	PRC	Nil	Ride-hailing
Shanghai Xianqiao Information Technology Co., Ltd. (“Shanghai Xianqiao”)	March 31, 2019	PRC	Nil	On-demand delivery
Hainan Xinying Technology Co., Ltd. (“Hainan Xinying”)	June 29, 2020	PRC	Nil	On-demand delivery
Hainan Quhuo Technology Co., Ltd. (“Hainan Quhuo”)	July 8, 2020	PRC	Nil	On-demand delivery
Haikou Chengtu Network Technology Co., Ltd (“Haikou Chengtu”)	September 1, 2020	PRC	Nil	B&B Operation
Shenzhen Lailai Information Technology Co., Ltd. (“Shenzhen Lailai”)	November 1, 2020	PRC	Nil	Hotel Cleaning

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company operates its business primarily through the VIE and the subsidiaries of the VIE. The Company, through the WFOE, entered into power of attorney agreements and an exclusive call option agreement with the nominee shareholders of the VIE that gave the WFOE the power to direct the activities that most significantly affect the economic performance of the VIE and to acquire the equity interests in the VIE when permitted by the PRC laws, respectively. Certain exclusive agreements were entered into with the VIE through the WFOE, which obligate the WFOE to absorb a majority of the risk of loss from the VIE’s activities and entitle the WFOE to receive a majority of its residual returns. In addition, the WFOE entered into an equity interest pledge agreement for equity interests in the VIE held by the nominee shareholders of the VIE. The Company also agreed to provide unlimited financial support to the VIE for its operations.
Despite the lack of technical majority ownership, the Company has effective control of the VIE through the VIE Agreements and a parent-subsidiary relationship exists between the Company and the VIE. Through the VIE Agreements, the shareholders of the VIE effectively assigned all of their voting rights underlying their equity interest in the VIE to the Company. In addition, through the other exclusive agreements, which consist of exclusive call option agreement, exclusive business cooperation agreement, and equity interest pledge agreement, the Company, through its wholly-owned subsidiaries in the PRC, have the right to receive economic benefits from the VIE that could be potentially significant to the VIE. Lastly, through the financial support undertaking letter, the Company has the obligation to absorb losses of the VIE that could potentially be significant to the VIE. Therefore, the Company is considered the primary beneficiary of the VIE and consolidates the VIE and its consolidated subsidiaries as required by SEC Regulation
S-X
Rule
3A-02
and Accounting Standard Codification (“ASC”) topic 810,
Consolidation
(“ASC 810”).
The following is a summary of the VIE Agreements:
Power of Attorney Agreements
Pursuant to the power of attorney agreements signed between Beijing Quhuo’s nominee shareholders and the WFOE, each nominee shareholder irrevocably appointed the WFOE as its attorney-in-fact
to exercise on each nominee shareholder’s behalf any and all rights that each nominee shareholder has in respect of its equity interest in Beijing Quhuo, including, but not limited to executing the exclusive right to exclusive call option agreement, the voting rights and the right to appoint directors and executive officers of Beijing Quhuo. This agreement is effective and irrevocable as long as the nominee shareholder remains a shareholder of Beijing Quhuo.
Exclusive Call Option Agreement
Pursuant to the exclusive call option agreement entered into between Beijing Quhuo’s nominee shareholders and the WFOE, the nominee shareholders irrevocably granted the WFOE a call option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the, or any or all of the assets of the VIE, to the WFOE, or their designees. The purchase price of the equity interests in the VIE is equal to the minimum price required by PRC law. Without the WFOE’s prior written consent, the VIE and its nominee shareholders cannot amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interests, create or allow any encumbrance on its assets or other beneficial interests and provide any loans or guarantees, or enter into any material contracts except those in the ordinary course of business. The nominee shareholders cannot request any dividends or other form of assets. If dividends or other form of assets were distributed, the nominee shareholders are required to transfer all received distribution to the WFOE or its designees. This agreement is not terminated until all of the equity interests of the VIE are transferred to the WFOE or the person(s) designated by the WFOE. None of the nominee shareholders have the right to terminate or revoke the agreement under any circumstance unless otherwise regulated by law.

Exclusive Business Cooperation Agreement
Pursuant to the exclusive business cooperation agreement entered into by the WFOE and Beijing Quhuo, the WFOE provides exclusive technical support and consulting services in return for fees based on 100% of Beijing Quhuo’s net profit, which is adjustable at the sole discretion of the WFOE. Without the WFOE’s consent, the VIE and its subsidiaries cannot procure services from any third party or enter into similar service arrangements with any other third party, other than the WFOE. In addition, the VIE granted the WFOE an exclusive right to purchase any or all of the business or assets of each of the profitable VIE and its subsidiaries at the lowest price permitted under PRC law. This agreement is irrevocable or can only be unilaterally revoked/amended by the WFOE.
Equity Interest Pledge Agreement
Pursuant to the equity interest pledge agreements, Beijing Quhuo’s nominee shareholders represent all of the VIE’s equity interests have been pledged to the WFOE as continuing first priority security interest to guarantee the nominee shareholders’ and the VIE’s obligations under the power of attorney agreements, the exclusive call option agreement and the exclusive business cooperation agreement. The WFOE is entitled to collect dividends during the effective period of the share pledge unless it agrees otherwise in writing. If Beijing Quhuo or any of the nominee shareholders breach its contractual obligations, the WFOE will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of Beijing Quhuo in accordance with PRC law. None of the nominee shareholders may assign or transfer to any third party, distribute dividends and create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIE without the written consent of the WFOE. This agreement is not terminated until all of the technical support and consulting and service fees are fully paid under the exclusive business cooperation agreement and all of Beijing Quhuo’s obligations have been terminated under the other controlling agreements. The Company has registered the equity interest pledge with the relevant office of the administration for industry and commerce in accordance with the PRC Property Rights Law.
Financial support undertaking letter
Pursuant to the financial support undertaking letter, the Company is obligated to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations. The Company will not request repayment of the loans or borrowings if the VIE or its nominee shareholders do not have sufficient funds or are unable to repay.
Resolutions of directors of Quhuo Limited (the “Resolutions”)
The Board of Directors resolved that the Board of Directors or any person authorized by it shall cause the WFOE to exercise its rights under the power of attorney agreements and the exclusive call option agreement when the authorized officer designated by the Board of Directors determines that such exercise is in the best interests of the Company and the WFOE to do so.
In the opinion of the Company’s legal counsel, (i) the ownership structure of the PRC subsidiaries and the VIE, both currently and immediately after giving effect to the IPO, does not and will not violate applicable PRC laws and regulations; (ii) each of the VIE Agreements is valid, binding and enforceable in accordance with its terms and applicable PRC laws or regulations and will not violate applicable PRC laws or regulations; (iii) the financial support letter issued by the Company to the VIE, dated on August 23, 2019, and the resolutions contained in the Resolutions are valid in accordance with the articles of association of the Company.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws, regulations and rules. Accordingly, the PRC regulatory authorities may take a view that is contrary to or otherwise different from the opinion of the Company’s legal counsel. It is uncertain whether any new PRC laws or regulations relating to variable interest entity structures will be adopted or if adopted, what they would provide. If the Company is found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion to take action in dealing with such violations or failures.
As of December 31, 2020, RMB240,894 of accounts receivable and RMB18,658 of property and equipment of the VIE were pledged or collateralized. Creditors of the VIE have no recourse to the general credit of the Company, who is the primary beneficiary of the VIE, through its 100% controlled subsidiary WFOE. The Company did not provide any financial or other support to the VIE other than what is obligated by the agreements described above. The table sets forth the assets and liabilities of the VIE’s included in the Company’s consolidated balance sheets:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS:
Current assets:
Cash	126,677	93,007	14,254
Restricted cash	—	401	61
Short-term investments	56,275	34,634	5,308
Accounts receivable	276,966	381,248	58,429
Prepayments and other current assets	43,058	44,662	6,845
Amounts due from related parties	18,392	2,940	451

Total current assets	521,368	556,892	85,348

Non-current assets:
Property and equipment, net	25,632	23,310	3,572
Intangible assets, net	66,818	111,990	17,163
Long-term investments	1,715	1,065	163
Operating lease right-of-use assets, net	—	32,534	4,986
Goodwill	26,231	118,724	18,195
Deferred tax assets	3,893	2,370	363
Other non-current assets	98,137	105,501	16,169

Total non-current assets	222,426	395,494	60,611

Total assets	743,794	952,386	145,959

LIABILITIES:
Current liabilities:
Accounts payable	232,276	268,939	41,217
Accrued expenses and other current liabilities	75,757	102,053	15,640
Short-term debt	143,979	73,837	11,316
Short-term lease liabilities	—	17,707	2,714

Total current liabilities	452,012	462,536	70,887

Non-current liabilities:
Deferred tax liabilities	2,556	727	111
Long-term debt	11,942	5,135	787
Long-term lease liabilities	—	14,623	2,241
Other non-current liabilities	22,766	41,014	6,286

Total non-current liabilities	37,264	61,499	9,425

Total liabilities	489,276	524,035	80,312

The VIE’s net asset balance was RMB254,518 and RMB428,351 (US$65,647) as of December 31, 2019 and 2020, respectively.
The table sets forth the results of operations of the VIE included in the Company’s consolidated statements of comprehensive loss for the years ended December 31, 2018, 2019 and 2020, respectively:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenue	1,474,475	2,055,789	2,580,810	395,526
Net (loss)/income	(44,295)	(11,992)	66,043	10,122
The table sets forth the cash flows of the VIE included in the Company’s consolidated statements of cash flows for the years ended December 31, 2018, 2019 and 2020, respectively:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash provided by operating activities	19,807	17,521	30,389	4,657
Net cash (used in) provided by investing activities	(94,281)	12,484	(56,535)	(8,664)
Net cash provided by (used in) financing activities	82,495	80,550	(7,119)	(1,091)
Effect of exchange rate changes on cash	179	(1,221)	(4)	—
Net increase (decrease) in cash	8,200	109,334	(33,269)	(5,098)